Basis of preparation and presentation of the consolidated financial statements (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of exchange rates used to translate its foreign operations

	Closing rate			Average rate
	2024	2023	2022	2024	2023	2022
US Dollar ("US$")	6.1923	4.8413	5.2177	5.3920	4.9954	5.1655
Canadian dollar ("CAD")	4.3047	3.6522	3.8550	3.9342	3.7026	3.9705
Euro ("EUR")	6.4363	5.3516	5.5694	5.8340	5.4023	5.4420